Deferred Charges, net (Details)	12 Months Ended
	Dec. 31, 2024 USD ($) Vessel	Dec. 31, 2023 USD ($) Vessel
Deferred Charges, net [Abstract]
Balance at beginning of period	$ 3,231,461	$ 5,357,816
Additions	1,556,902	1,117,797
Amortization	(1,363,517)	(2,174,428)
Transfer to Assets held for sale (Note 7(b))	(460,930)	(405,048)
Disposals	(758,372)	(664,676)
Balance at end of period	$ 2,205,544	$ 3,231,461
Container Vessels [Member]
Deferred Charges, net [Abstract]
Number of vessels completing scheduled drydocking repairs | Vessel		1
Dry Bulk Vessels [Member]
Deferred Charges, net [Abstract]
Number of vessels completing scheduled drydocking repairs | Vessel	1